Share-based awards (Details) - USD ($) $ in Thousands								1 Months Ended													12 Months Ended
	Mar. 01, 2022	Feb. 11, 2022	Jan. 01, 2022	Jul. 01, 2021	Jan. 01, 2021	Aug. 03, 2020	Aug. 12, 2019	Nov. 30, 2022	Aug. 30, 2022	Jan. 27, 2022	Oct. 31, 2021	Feb. 26, 2021	Jan. 27, 2021	Nov. 27, 2020	Apr. 27, 2020	Jul. 31, 2019	Dec. 31, 2018	Sep. 22, 2016	Jan. 31, 2015	Jan. 28, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based awards (Details) [Line Items]
Ordinary shares vesting period																		4 years	5 years
Granted shares																					716,420	820,000	6,163,017
Expected dividend yield rate																					0.00%
Unrecognized share-based compensation expenses (in Dollars)																					$ 1,307
Restricted share units granted (in Dollars)																					$ 799
2019 Plan [Member]
Share-based awards (Details) [Line Items]
Granted shares		616,420									140,000
2018 Stock Option Scheme [Member]
Share-based awards (Details) [Line Items]
Granted shares						1,000,000	5,414,300							200,000	4,963,017		12,187,420
Maximum aggregate number of ordinary shares can be issued																	55,980,360
Revised 2018 [Member]
Share-based awards (Details) [Line Items]
Granted shares	100,000			680,000
Maximum aggregate number of ordinary shares can be issued																40,147,720
Restricted Stock [Member]
Share-based awards (Details) [Line Items]
Ordinary shares vesting period																		4 years		5 years
Restricted Stock [Member] | 2019 Plan [Member]
Share-based awards (Details) [Line Items]
Granted shares			163,520		239,600			2,000,000	6,485,990	172,500		3,304,000	2,717,500
Total number of shares issued and outstanding rate																1.00%